Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	2022 £’000	2021 £’000 (Restated) (1)
Trade payables	£8,214	£6,998
Other taxation and social security	17,202	10,104
Other liabilities	4,532	3,597
Accruals	63,862	53,938
Deferred income	4,442	3,891
Total trade and other payables	£98,252	£78,528
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).